Other operating income and costs - Key management personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Analysis of income and expense [abstract]
Short-term employee benefits	£ 7	£ 7	£ 7
Compensation for loss of office	0	0	1
Post-employment benefits	1	1	1
Share-based payments	5	4	3
Total key management compensation	£ 13	£ 12	£ 12